Noncontrolling Interest Of Common And Preferred Units In SLP (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Noncontrolling Interest Of Common And Preferred Units In SLP [Abstract]
Noncontrolling Interest Reconciliation Of Common And Preferred Units

	Redeemable Noncontrolling Interest	Noncontrolling Interest	Total Noncontrolling Interest
Balance at January 1, 2010	$511	$408	$919

Partner draws	(56)	—	(56)
Noncontrolling interest	56	(73)	(17)

Balance at December 31, 2010	$511	$335	$846

Partner draws	(49)	—	(49)
Conversion of OP units	(397)	(119)	(516)
Noncontrolling interest	49	(81)	(32)

Balance at December 31, 2011	$114	$135	$249

Partner draws	(10)	—	(10)
Conversion of OP units	(114)	—	(114)
Noncontrolling interest	10	(20)	(10)

Balance at December 31, 2012	$—	$115	$115

Equity Reconciliation Of Parent And Noncontrolling Interest

(dollars in thousands)	Preferred A shares par value	Preferred C shares par value	Common stock warrants	Common shares par value	Additional paid-in capital	Distribution in excess of retained earnings	Net shareholders equity	Noncontrolling interest in consolidated partnerships	Total equity
Balance at December 31, 2012	$8	$30	$252	$29	$134,994	$(98,777)	$36,536	$115	$36,651

Stock-based compensation	—	—	—	—	12	—	12	—	12
Preferred dividends	—	—	—	—	—	(837)	(837)	—	(837)
Net loss	—	—	—	—	—	(4,058)	(4,058)	(7)	(4,065)

Balance at March 31, 2013	$8	$30	$252	$29	$135,006	$(103,672)	$31,653	$108	$31,761